Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Share Option Activity

The following table summarizes the share option activity for the years ended December 31, 2012, 2013 and 2014:

	Number of share options	Weighted average exercise price (USD)	Weighted- average grant-date fair value (USD)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding, December 31, 2011	20,891,782	1.30		3.87	43,068
Granted	320,000	2.73	1.59
Forfeited	(989,120)	1.72

Outstanding, December 31, 2012	20,222,662	1.30		2.82	40,788
Granted	1,076,761	3.33	1.27
Forfeited	(326,647)	3.32

Outstanding, December 31, 2013	20,972,776	1.37	—	2.03	39,420
Vested and expected to vest at December 31, 2013	20,701,286	1.32	0.40	1.89	41,014

Exercisable at December 31, 2013	19,382,156	1.17	0.31	1.67	40,771
Granted	1,566,381	3.23	1.01
Forfeited	(371,989)	3.96
Expired	(1,116,531)	0.26
Converted to restricted shares	(3,776,711)	3.14
Exercised (note a)	(7,333,641)	0.18

Outstanding, December 31, 2014	9,940,285	1.88		1.95	3,067
Vested and expected to vest at December 31, 2014	9,642,307	1.86	0.49	1.87	3,057

Exercisable at December 31, 2014	9,129,958	1.81	0.41	1.49	3,042

Note a: Of which 1,431,320 shares had been settled as of December 31, 2014.

Schedule of Fair Values of Stock Options Granted

The fair values of stock options granted during the years ended December 31, 2012, 2013 and 2014 were estimated using the following assumptions:

Options granted to employees

Years ended December 31,	2012	2013	2014
Risk-free interest rate(1)	0.67% to 0.92%	0.77% to 1.76%	0.77% to 1.76%
Dividend yield(2)	—	—	—
Volatility rate(3)	53.9% to 54.5%	43.8% to 51.3%	40.07% to 43.3%
Expected term (in years)(4)	4.58	4.58	4.13 to 4.58

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the USD denominated China Government Bond yield as at the valuation dates.
(2)	The Company has no history or expectation of paying dividends on its common shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	The expected term is developed by assuming the share options will be exercised in the middle point between the vesting dates and maturity dates.

Schedule of Recognized Compensation Costs

Total compensation costs recognized for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Years ended December 31,
(In thousands)	2012	2013	2014
Sales and marketing expenses	46	43	66
General and administrative expenses	1,102	1,080	6,407
Research and development expenses	1,085	973	1,171

Total	2,233	2,096	7,644

2013 Plan [Member]
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2012, 2013 and 2014 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2013:	—
Granted	8,095,238	3.15

Unvested at December 31, 2013	8,095,238
Granted	4,233,558	2.89
Vested	(1,563,222)
Forfeited	(3,564,796)

Unvested at December 31, 2014	7,200,778

Vested and expected to vest at December 31, 2014	7,683,884

2010 share incentive plan [Member]
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2014 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014:	—
Converted from share options	1,505,787	1.71
Vested	—
Forfeited	—

Unvested at December 31, 2014	1,505,787

Vested and expected to vest at December 31, 2014	1,279,919

2014 Plan [Member]
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2014 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014	—
Granted	3,896,500	1.77

Unvested at December 31, 2014	3,896,500

Vested and expected to vest at December 31, 2014	3,312,025